Redeemable Non-Controlling Interests and Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2020
Noncontrolling Interest [Abstract]
Schedule of Change in Carrying Amount of Redeemable Non-Controlling Interests

The change in the carrying amount of redeemable non-controlling interests for the years ended December 31, 2018 and 2019 is as follows:

Redeemable non-controlling interests
US$
Beginning Balance at January 1, 2018	-
Preferred shares exchanged into redeemable non-controlling interests	6,167,333
Net income attributable to redeemable non-controlling interests	96,301
Accretion to redemption value of redeemable non-controlling interests	129,896
Ending Balance at December 31, 2018	6,393,530
Net loss attributable to redeemable non-controlling interests	(27,068)
Accretion to redemption value of redeemable non-controlling interests	311,757
Acquisition of redeemable non-controlling interests	(6,678,219)
Ending Balance at December 31, 2019	-